CONSOLIDATED STATEMENTS OF STOCKHOLDERS EQUITY (DEFICIT) - USD ($) $ in Thousands	Convertible Series A Preferred Stock [Member]	Convertible Series B-1A Preferred Stock [Member]	Convertible Series B-1 Preferred Stock [Member]	Common Stock	Additional Paid-in Capital	Accumulated Deficit	Total
Retroactive application of reverse recapitalization	$ (1)		$ (1)	$ 31	$ (21)		$ 8
Retroactive application of reverse recapitalization (in shares)	(1,000,000)	(316,848)	(1,050,695)	30,563,009
Balance (as previously reported) at Dec. 31, 2019	$ 1		$ 1	$ 11	33,539	$ (38,403)	(4,851)
Balance (as previously reported) (in shares) at Dec. 31, 2019	1,000,000	316,848	1,050,695	10,686,191
Beginning balance at Dec. 31, 2019				$ 42	33,518	(38,403)	(4,843)
Beginning balance (in shares) at Dec. 31, 2019				41,249,200
Common stock issued					2,579		2,579
Common stock issued (in shares)				542,875
Series B-2 convertible preferred stock issued					50		50
Series B-2 convertible preferred stock issued (in shares)				13,168
Common stock issued to settle note conversion				$ 1	3,961		$ 3,962
Common stock issued to settle note conversion (in shares)				1,138,199			1,138,199
Common stock issued to settle accounts payable					145		$ 145
Common stock issued to settle accounts payable (in shares)				30,020
Warrants issued as compensation for services					5,383		5,383
Stock-based compensation					730		730
Net income (loss)						(51,777)	(51,777)
Ending balance at Dec. 31, 2020				$ 43	46,366	(90,180)	(43,771)
Ending balance (in shares) at Dec. 31, 2020				42,973,462
Common stock issued				$ 1	9,623		$ 9,624
Common stock issued (in shares)				915,454
Proceeds from issuance of common stock for exercise of warrant (in shares)							516,025
Reclassification of settlement liability upon issuance of warrant					60,852		$ 60,852
Effect of Merger and recapitalization, net of redemptions and issuance costs				$ 2	(26,618)		(26,616)
Effect of Merger and recapitalization, net of redemptions and issuance costs (in shares)				2,529,730
Common stock issued pursuant to PIPE financing, net of issuance costs				$ 1	8,099		8,100
Common stock issued pursuant to PIPE financing, net of issuance costs (in shares)				1,000,000
Common stock issued for advisor services					4,850		4,850
Common stock issued for advisor services (in shares)				200,000
Modification of option awards pursuant to Merger					1,015		1,015
Modification of warrants pursuant to Merger					2,330		2,330
Common stock and warrants issued in private placement, net of issuance costs				$ 3	27,356		27,359
Common stock and warrants issued in private placement, net of issuance costs (in shares)				2,727,273
Issuance of common stock for exercise of warrants and Unit Purchase Options				$ 4	16,695		$ 16,699
Issuance of common stock for exercise of warrants and Unit Purchase Options (in shares)				3,830,586			3,830,586
Common stock issued for consulting services				$ 5	48,982		$ 48,987
Common stock issued for consulting services (in shares)				4,634,045			4,834,045
Stock-based compensation					4,440		$ 4,440
Net income (loss)						(93,063)	(93,063)
Ending balance at Dec. 31, 2021				$ 59	$ 203,990	$ (183,243)	$ 20,806
Ending balance (in shares) at Dec. 31, 2021				58,810,550